T. ROWE PRICE Short-Term Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
CERTIFICATES OF DEPOSIT 9.7%
EURODOLLAR 9.7%(1)
Bank of Montreal, 0.03%, 3/1/21  55,000 55,000
Canadian Imperial Bank, 0.07%, 3/1/21  60,000 60,000
Credit Agricole, 0.06%, 3/1/21  60,000 60,000
Natixis, 0.05%, 3/1/21  60,000 60,000
Royal Bank of Canada, 0.05%, 3/1/21  60,000 60,000
Svenska Handelsbanken New York, 0.06%, 3/1/21  51,800 51,800
Total Certificates of Deposit (Cost $346,800) 346,800
COMMERCIAL PAPER 35.5%
4(2) 31.6%(2)
ABN AMRO Funding, 0.13%, 5/25/21  26,000 25,984
Albion Capital, 0.27%, 3/22/21  10,864 10,863
Amphenol, 0.15%, 3/30/21  13,000 12,998
Arrow Electronics, 0.181%, 3/4/21  15,000 14,999
BASF, 0.15%, 3/3/21  10,000 10,000
BAT International Finance, 0.28%, 3/12/21  13,000 12,998
Canadian Pacific Railway, 0.15%, 3/10/21  13,000 12,999
Chariot Funding, 0.08%, 3/1/21  33,000 33,000
Chariot Funding, 0.13%, 5/25/21  24,000 23,991
Charta, 0.12%, 5/26/21  25,000 24,992
Colgate-Palmolive, 0.07%, 3/8/21  24,000 24,000
CRC Funding, 0.14%, 5/3/21  10,500 10,497
DBS Bank, 0.25%, 3/22/21  20,000 19,999
DNB, 0.135%, 5/19/21  20,000 19,995
Duke Energy, 0.13%, 3/26/21  12,000 11,998
Electricite de France, 0.16%, 3/8/21  11,000 10,999
Enbridge, 0.12%, 3/1/21  10,000 10,000
Enbridge, 0.20%, 3/8/21  10,000 9,999
Energy Transfer Partners, 0.53%, 3/1/21  12,000 12,000
Eni Finance, 0.25%, 5/13/21  12,000 11,993
Enterprise Products, 0.12%, 3/1/21  8,000 8,000
Enterprise Products, 0.20%, 3/22/21  14,000 13,998
Experian Finance, 0.12%, 3/2/21  3,400 3,400
Experian Finance, 0.12%, 3/3/21  11,000 11,000
Fidelity National Information Services, 0.22%, 3/24/21  5,000 4,999
Fidelity National Information Services, 0.25%, 3/25/21  8,000 7,999
General Motors, 0.36%, 3/10/21  12,000 11,998
Harley-Davidson Financial Services, 0.25%, 3/18/21  12,000 11,998

T. ROWE PRICE Short-Term Fund

Par $ Value
(Amounts in 000s)
Humana, 0.27%, 3/16/21  12,000 11,997
Hyundai Capital America, 0.11%, 3/1/21  9,400 9,400
Hyundai Capital America, 0.15%, 3/2/21  6,465 6,465
Hyundai Capital America, 0.17%, 3/11/21  5,500 5,500
Intercontinental Exchange, 0.18%, 3/25/21  13,000 12,996
KFW International Finance, 0.12%, 5/27/21  25,000 24,992
Kinder Morgan, 0.18%, 3/5/21  14,000 13,999
Liberty Street Funding, 0.03%, 3/1/21  30,000 30,000
Liberty Street Funding, 0.13%, 5/27/21  25,000 24,994
Manhattan Asset Funding, 0.11%, 3/19/21  5,500 5,499
Manhattan Asset Funding, 0.15%, 5/3/21  20,000 19,994
McCormick, 0.15%, 3/26/21  14,000 13,998
Mondelez International, 0.12%, 3/1/21  12,000 12,000
National Australian Bank, 0.03%, 3/1/21  57,000 57,000
National Bank of Canada, 0.15%, 5/3/21  20,000 19,995
Nationwide Building Society, 0.10%, 3/17/21  4,000 4,000
Nationwide Building Society, 0.125%, 3/30/21  20,000 19,998
NextEra Energy Capital Holdings, 0.16%, 3/18/21  14,000 13,999
NiSource, 0.14%, 3/22/21  12,000 11,999
Old Line Funding, 0.24%, 4/5/21  17,275 17,272
Ovintiv, 0.951%, 3/8/21  11,000 10,997
Phillips 66, 0.13%, 3/5/21  15,000 14,999
Plains All American Pipeline, 0.55%, 3/2/21  10,000 10,000
Plains Midstream Canada, 0.55%, 3/4/21  5,000 5,000
Reckitt Benckiser Treasury Services, 0.10%, 3/1/21  15,000 15,000
RELX, 0.08%, 3/1/21  20,000 20,000
Rogers Communications, 0.16%, 3/25/21  13,000 12,998
Sempra Global, 0.13%, 3/2/21  10,000 10,000
Sherwin-Williams, 0.21%, 3/23/21  14,000 13,999
Sherwin-Williams, 0.22%, 3/8/21  12,000 12,000
Southern, 0.17%, 3/1/21  15,000 15,000
Southern California Edison, 0.25%, 4/1/21  12,000 11,998
Stanley Black & Decker, 0.06%, 3/1/21  20,000 20,000
Starbird Funding, 0.13%, 5/27/21  25,000 24,990
Toronto Dominion Bank, 0.25%, 3/18/21  20,000 19,999
Total Capital, 0.05%, 3/1/21  57,000 57,000
Union Pacific, 0.14%, 3/15/21  12,000 11,999
United Overseas Bank, 0.145%, 6/2/21  25,000 24,990
Victory Receivables, 0.14%, 4/6/21  10,000 9,998
VW Credit, 0.11%, 3/3/21  14,000 14,000
Walgreens Boots Alliance, 0.15%, 3/1/21  8,000 8,000
Walgreens Boots Alliance, 0.20%, 3/19/21  14,000 13,998
Western Union, 0.15%, 3/1/21  20,000 20,000
Westpac Banking, 0.20%, 3/24/21  20,000 19,998
1,130,756

T. ROWE PRICE Short-Term Fund

Par $ Value
(Amounts in 000s)
NON-4(2) 3.9%
Baptist Health South Florida, 0.25%, 3/5/21  12,500 12,499
Caterpillar Financial Services, 0.06%, 3/1/21  50,000 50,000
Chi, Series B, 0.951%, 4/15/21  6,000 5,999
Chi, Series B, 0.951%, 4/16/21  8,000 7,999
Export Development, 0.09%, 5/3/21  20,000 19,998
Mercy Healthcare System, 0.19%, 4/7/21  10,000 9,999
Swedbank, 0.145%, 5/18/21  14,550 14,546
Swedbank, 0.145%, 5/24/21  10,000 9,997
UCAL, Series B, 0.16%, 4/12/21  11,000 10,998
142,035
Total Commercial Paper (Cost $1,272,794) 1,272,791
MUNICIPAL SECURITIES 5.7%
Andrew W. Mellon Foundation, VRDN, 0.14%, 12/1/32  12,900 12,900
Baltimore City, Parking System Facility, VRDN, 0.08%, 7/1/32  25,515 25,515
Charlotte, Nascar, Series D, COP, VRDN, 0.09%, 6/1/35  10,310 10,310
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide Forwarding, PCR, Series A, VRDN, 0.05%,
1/1/29 (3) 1,600 1,600
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide Forwarding, PCR, Series C, VRDN, 0.05%,
1/1/29 (3) 27,400 27,400
Maryland CDA, Residential, Series B, VRDN, 0.10%, 9/1/33  18,985 18,985
Port Auth. of New York & New Jersey, Series C, TECP, 0.30%,
4/12/21  9,000 9,000
Providence Health & Services Obligated Group, St. Joseph
Health Obligated Group, VRDN, 0.13%, 10/1/42  35,430 35,430
Southern Ute Indian Tribe, VRDN, 0.09%, 1/1/27 (4) 35,000 35,000
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
0.09%, 11/1/30  27,665 27,665
Total Municipal Securities (Cost $203,805) 203,805
REPURCHASE AGREEMENTS 21.6% (5)
Bank of America, Tri-Party, Dated 2/26/21, 0.03%, Delivery
Value of $42,000,105 on 3/1/21, Collateralized by U.S.
Government securities, 1.50% - 5.00%, 9/1/31 - 3/1/51,
valued at $42,840,001  42,000 42,000
Bank of Montreal, Tri-Party, Dated 2/26/21, 0.02%, Delivery
Value of $21,000,035 on 3/1/21, Collateralized by U.S.
Government securities, 2.00% - 3.14%, 7/1/32 - 2/20/51,
valued at $21,420,001  21,000 21,000

T. ROWE PRICE Short-Term Fund

Par $ Value
(Amounts in 000s)
BNP Paribas, Tri-Party, Dated 2/26/21, 0.03%, Delivery
Value of $102,400,256 on 3/1/21, Collateralized by U.S.
Government securities, 0.88% - 3.50%, 4/30/22 - 9/1/32,
valued at $104,448,002  102,400 102,400
Citigroup Global Markets, Tri-Party, Dated 2/26/21, 0.02%,
Delivery Value of $53,000,088 on 3/1/21, Collateralized by
U.S. Government securities, 2.00% - 4.00%, 1/1/51, valued at
$54,060,000  53,000 53,000
Credit Agricole, Tri-Party, Dated 2/26/21, 0.02%, Delivery
Value of $74,000,123 on 3/1/21, Collateralized by U.S.
Government securities, 0.13%, 4/15/21, valued at
$75,480,031  74,000 74,000
Goldman Sachs, Tri-Party, Dated 2/26/21, 0.02%, Delivery
Value of $95,000,158 on 3/1/21, Collateralized by U.S.
Government securities, 3.00% - 6.50%, 12/1/23 - 6/1/56,
valued at $96,900,000  95,000 95,000
HSBC Securities, Tri-Party, Dated 2/26/21, 0.02%, Delivery
Value of $26,000,043 on 3/1/21, Collateralized by U.S.
Government securities, 0.09% - 4.50%, 7/31/22 - 2/1/51,
valued at $26,520,002  26,000 26,000
JPMorgan Chase, Tri-Party, Dated 2/26/21, 0.02%, Delivery
Value of $53,000,088 on 3/1/21, Collateralized by U.S.
Government securities, 1.57% - 3.81%, 4/1/27 - 2/1/51,
valued at $54,060,000  53,000 53,000
RBC Dominion Securities, Tri-Party, Dated 2/26/21, 0.02%,
Delivery Value of $111,000,185 on 3/1/21, Collateralized by
U.S. Government securities, 2.00% - 5.00%, 8/1/25 - 1/20/51, valued at $113,220,073  111,000 111,000
Royal Bank of Canada, Tri-Party, Dated 2/26/21, 0.01%,
Delivery Value of $126,000,105 on 3/1/21, Collateralized by
U.S. Government securities, 2.11% - 4.00%, 6/1/36 - 12/1/50, valued at $128,520,000  126,000 126,000
Wells Fargo Securities, Tri-Party, Dated 2/26/21, 0.03%,
Delivery Value of $69,000,173 on 3/1/21, Collateralized by
U.S. Government securities, 3.00% - 3.50%, 7/1/50 - 1/1/51,
valued at $70,380,001  69,000 69,000
Total Repurchase Agreements (Cost $772,400) 772,400
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.3% (6)
Federal Home Loan Bank, 0.03%, 4/6/21  12,500 12,500
Total U.S. Government Agency Obligations (Cost $12,500) 12,500
U.S. TREASURY OBLIGATIONS 15.4%
U.S. Treasury Bills, 0.032%, 5/27/21  50,000 49,995
U.S. Treasury Bills, 0.085%, 3/4/21  50,000 50,000

T. ROWE PRICE Short-Term Fund

Par $ Value
(Amounts in 000s)
U.S. Treasury Bills, 0.085%, 3/30/21  75,000 74,998
U.S. Treasury Bills, 0.088%, 4/15/21  100,000 99,996
U.S. Treasury Bills, 0.09%, 3/25/21  50,000 49,999
U.S. Treasury Bills, 0.09%, 4/13/21  40,000 39,998
U.S. Treasury Bills, 0.09%, 4/22/21  12,090 12,089
U.S. Treasury Bills, 0.09%, 5/4/21  25,000 24,999
U.S. Treasury Bills, 0.092%, 4/1/21  87,937 87,934
U.S. Treasury Bills, 0.095%, 3/18/21  50,000 49,999
U.S. Treasury Bills, 0.135%, 11/4/21  11,200 11,196
Total U.S. Treasury Obligations (Cost $551,174) 551,203
Total Investments in Securities 88.2%
(Cost $3,159,473) $ 3,159,499
Other Assets Less Liabilities 11.8% 421,184
Net Assets 100.0% $ 3,580,683
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(2) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,130,756 and represents 31.6% of net assets.
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $35,000 and represents 1.0% of net assets.
(5) Collateralized by U.S. government securities valued at $787,848 at February
28, 2021.
(6) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
CDA Community Development Administration/Authority
COP Certificate of Participation
PCR Pollution Control Revenue
TECP Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund’s shareholders.

T. ROWE PRICE Short-Term Fund

The accompanying notes are an integral part of this Portfolio of Investments.
. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Short-Term Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee)
is an internal committee that has been delegated certain responsibilities by the fund’s
Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation
Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures;
determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The
Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short-Term Fund

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which the above valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. On February 28, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.